Investment property (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Summary of Investment Property

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Cost
At January 1	31,810	32,389	4,560
Translation difference	579	1,258	177

At December 31	32,389	33,647	4,737

Accumulated depreciation
At January 1	26,724	27,633	3,890
Charge for the year	348	355	50
Translation difference	561	1,556	220

At December 31	27,633	29,544	4,160

Net carrying amount	4,756	4,103	577

Fair value	11,686	11,453	1,612

Consolidated statements of profit or loss:
Rental income from an investment property
- Minimum lease payments	176	154	22
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(118)	(720)	(101)

Summary of Fair Value Measurement of Investment Property
The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2023	Market comparison and cost method	Comparable price: - RMB 189 to RMB 458 (US$ 27 to US$ 64) per square foot	The estimated fair value increases with higher comparable price

2022	Market comparison and cost method	Comparable price: - RMB 182 to RMB 441 per square foot	The estimated fair value increases with higher comparable price